Revenue	9 Months Ended
Sep. 30, 2026
Revenue [Abstract]
REVENUE
7	REVENUE

For the periods ended September 30, 2026 and 2025, the Group’s revenue from operations consists of the following:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Subscription package revenue	22,073,511	7,832,192	53,513,189	17,492,868
Rental revenue	5,050,989	4,724,179	12,866,457	9,616,730
Reservation revenue	3,126	4,365	11,516	7,740
Gross Sales	27,127,626	12,560,736	66,391,162	27,117,338

Sales discount	(2,392,350)	(1,712,017)	(6,235,039)	(1,932,791)
Sales refunds	(5,009)	(4,593)	(13,550)	(13,987)
Net Sales	24,730,267	10,844,126	60,142,573	25,170,560

Deferred revenue

Deferred revenue consists of prepaid coupons and wallet balances which will be recorded as revenue when the relevant trip is taken, as that represents the satisfaction of the Group’s performance obligation.

	September 30, 2026	December 31, 2025
Wallet	2,484,583	1,950,458
Other	402,939	178,694
Total	2,887,522	2,129,152

The table below shows the wallet balances movement for the periods ended September 30, 2026 and year ended December 31, 2025:

	January 1, 2026	Additions	2026 Revenue	FX rate Adj	September 30, 2026
Deferred revenue	1,950,458	4,596,168	(3,820,761)	(241,282)	2,484,583
Total	1,950,458	4,596,168	(3,820,761)	(241,282)	2,484,583

	January 1, 2025	Additions	2025 Revenue	FX rate Adj	December 31, 2025
Deferred revenue	1,552,074	6,450,062	(5,826,321)	(225,357)	1,950,458
Total	1,552,074	6,450,062	(5,826,321)	(225,357)	1,950,458